Subsidiaries - Summary of Subsidiaries (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Immutep U.S., Inc [member]
Disclosure of subsidiaries [line items]
Country of incorporation	United States
Equity holdings	100.00%	100.00%
PRR Middle East FZ LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	United Arab Emirates
Equity holdings	100.00%	100.00%
Immutep GmbH [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Germany
Equity holdings	100.00%	100.00%
Immutep Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Equity holdings	100.00%	100.00%
Immutep IP Pty Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Equity holdings	100.00%	100.00%
Immutep S.A.S. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
Equity holdings	100.00%	100.00%